Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision (benefit) for income taxes

	For the years ended December 31,
	2012	2011	2010
Income Tax Expense (Benefit)
Current - U.S. Federal	$33	$(543)	$102
- International	6	22	69
Total current	39	(521)	171
Deferred - U.S. Federal Excluding NOL Carryforward	(377)	921	93
- Net Operating Loss Carryforward	(301)	(652)	1
- International	158	(121)	303
Total deferred	(520)	148	397
Total income tax expense (benefit)	$(481)	$(373)	$568

Deferred tax assets (liabilities)

	As of December 31,
Deferred Tax Assets	2012	2011
Tax discount on loss reserves	$621	$632
Tax basis deferred policy acquisition costs	481	528
Unearned premium reserve and other underwriting related reserves	414	421
Investment-related items	1,525	1,159
Insurance product derivatives	454	913
Employee benefits	599	523
Minimum tax credit	860	868
Net operating loss carryover	1,007	736
Foreign tax credit carryover	149	132
Capital loss carryover	5	—
Other	118	16
Total Deferred Tax Assets	6,233	5,928
Valuation Allowance	(58)	(83)
Deferred Tax Assets, Net of Valuation Allowance	6,175	5,845
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	(1,694)	(2,361)
Net unrealized gains on investments	(2,396)	(1,210)
Other depreciable & amortizable assets	(143)	(104)
Other	—	(39)
Total Deferred Tax Liabilities	(4,233)	(3,714)
Net Deferred Tax Asset	$1,942	$2,131

Reconciliation of tax provision at U.S. federal statutory rate to provision for income taxes

	For the years ended December 31,
	2012	2011	2010
Tax provision (benefit) at U.S. Federal statutory rate	$(203)	$70	$795
Tax-exempt interest	(141)	(148)	(152)
Dividends received deduction	(145)	(206)	(154)
Valuation allowance	—	(85)	84
Other	8	(4)	(5)
Provision (benefit) for income taxes	$(481)	$(373)	$568